Investments in and Advances To Joint Ventures (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Condensed Combined Balance Sheets
Land	$ 1,844,125	$ 1,837,403
Buildings	5,461,122	5,491,489
Fixtures and tenant improvements	379,965	339,129
Total real estate rental property	7,685,212	7,668,021
Less: Accumulated depreciation	(1,550,066)	(1,452,112)
Land held for development and construction in progress	581,627	743,218
Real estate, net	6,719,063	6,959,127
Other assets	67,626	55,608
Total assets	7,469,425	7,768,090
Mortgage debt	1,822,445	1,978,553
Total liabilities	4,391,533	4,633,403
Unconsolidated Joint Ventures [Member]
Condensed Combined Balance Sheets
Land	1,400,469	1,566,682
Buildings	4,334,097	4,783,841
Fixtures and tenant improvements	189,940	154,292
Total real estate rental property	5,924,506	6,504,815
Less: Accumulated depreciation	(808,352)	(726,291)
Real estate investment property, net	5,116,154	5,778,524
Land held for development and construction in progress	239,036	174,237
Real estate, net	5,355,190	5,952,761
Cash and restricted cash	308,008	122,439
Receivables, net	108,038	111,569
Leasehold interests	9,136	10,296
Other assets	168,115	181,387
Total assets	5,948,487	6,378,452
Mortgage debt	3,742,241	3,940,597
Notes and accrued interest payable to DDR	100,470	87,282
Other liabilities	214,370	186,333
Total liabilities	4,057,081	4,214,212
Accumulated equity	1,891,406	2,164,240
Liabilities and accumulated equity	5,948,487	6,378,452
Company's share of accumulated equity	$ 402,242	$ 480,200